UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06111

 NAME OF REGISTRANT:                     The Mexico Equity and Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gerald Hellerman
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          877-785-0367

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Mexico Equity & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALFA SAB DE CV                                                                              Agenda Number:  704016763
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  EGM
    Meeting Date:  30-Aug-2012
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

I      Presentation and, if deemed appropriate,                  Non-Voting
       approval of a proposal to carry out a split
       of all of the shares representative of the
       share capital, through the issuance and
       delivery to the shareholders of 10 new
       shares for each one of the shares that they
       own, and to carry out an amendment of
       article 7 of the corporate by laws and to
       pass the resolutions for that

II     Designation of delegates                                  Non-Voting

III    Reading and, if deemed appropriate,                       Non-Voting
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALFA SAB DE CV                                                                              Agenda Number:  704268881
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  AGM
    Meeting Date:  28-Feb-2013
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

I      Presentation and, if deemed appropriate,                  Non-Voting
       approval of the reports that are referred
       to in article 28, part IV, of the
       securities market law, in relation to the
       2012 fiscal year

II.I   Proposal regarding the allocation of the                  Non-Voting
       results account from the 2012 fiscal year,
       in which are included: that relative to the
       declaration of a cash dividend

II.II  Proposal regarding the allocation of the                  Non-Voting
       results account from the 2012 fiscal year,
       in which are included: the determination of
       the maximum amount of funds that can be
       allocated to the purchase of shares of the
       company

III    Election of the members of the board of                   Non-Voting
       directors, as well as of the chairpersons
       of the audit and corporate practices
       committees, determination of their
       compensation and related resolutions

IV     Designation of delegates                                  Non-Voting

V      Reading and, if deemed appropriate,                       Non-Voting
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALPEK SAB DE CV, MONTERREY                                                                  Agenda Number:  704021803
--------------------------------------------------------------------------------------------------------------------------
        Security:  P01703100
    Meeting Type:  EGM
    Meeting Date:  30-Aug-2012
          Ticker:
            ISIN:  MX01AL0C0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 115543 DUE TO CHANGE IN VOTING
       STATUS. THANK YOU.

I      Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of a proposal to cancel 500,000
       shares, which are held in the treasury of
       the company, which were not subscribed for
       and paid in during the primary public
       offering carried out in april of this year
       and in this regard amend article 7 of the
       corporate bylaws and pass the resolutions
       that are appropriate for this

II     Designation of delegates                                  Mgmt          Take No Action

III    Reading and, if deemed appropriate,                       Mgmt          Take No Action
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALPEK SAB DE CV, MONTERREY                                                                  Agenda Number:  704021790
--------------------------------------------------------------------------------------------------------------------------
        Security:  P01703100
    Meeting Type:  OGM
    Meeting Date:  30-Aug-2012
          Ticker:
            ISIN:  MX01AL0C0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 115790 DUE TO CHANGE IN VOTING
       STATUS. THANK YOU.

I      Declaration of a dividend                                 Mgmt          Take No Action

II     Determination of the maximum amount of                    Mgmt          Take No Action
       funds that can be allocated to the purchase
       of shares of the company

III    Determination of the compensation of the                  Mgmt          Take No Action
       members of the board of directors and
       related resolutions

IV     Designation of delegates                                  Mgmt          Take No Action

V      Reading and, if deemed appropriate,                       Mgmt          Take No Action
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704013743
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2012
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Cancellation of shares held in treasury                   Mgmt          Take No Action
       that have not been subscribed for or paid
       in and the consequent reduction of the
       authorized share capital of the company

II     Conversion of the variable share capital                  Mgmt          Take No Action
       into fixed minimum share capital, with the
       consequent reduction of the share capital
       in its variable part and increase of share
       capital in its fixed minimum part and
       amendment of section 6 of the corporate
       bylaws of the company, as well as the
       restatement of the corporate by laws

III    Certification of the fully subscribed for                 Mgmt          Take No Action
       and paid in share capital

IV     Designation of delegates who will formalize               Mgmt          Take No Action
       the resolutions that are passed

CMMT   IN RELATION TO ITEM (II) FOR THIS AGENDA,                 Non-Voting
       PLEASE SEE ADDITIONAL INFORMATION RECEIVED
       FROM THE COMPANY, FOR YOUR CONSIDERATION:
       THE NATIONAL BANKING AND SECURITIES
       COMMISSION (CNBV), WHICH IS THE AUTHORITY
       RESPONSIBLE FOR THE SUPERVISION OF PUBLICLY
       TRADED COMPANIES, RECENTLY ADOPTED A
       CRITERION WHEREBY STATES THAT ALL COMPANIES
       HAVING THEIR SHARES REGISTERED IN THE
       NATIONAL SECURITIES REGISTRY OF SUCH
       COMMISSION AND, CONSEQUENTLY, THEIR SHARES
       ARE LISTED ON THE MEXICAN STOCK MARKET,
       PREFERABLY WOULD BE REPRESENTATIVE OF THE
       MINIMUM FIXED CAPITAL, BELONGING ONLY TO
       ONE CLASS OR SERIES OF SHARES IN ORDER THEM
       TO BE EQUAL. BEING SO, IN THE NEXT
       SHAREHOLDERS MEETING, ALSEA INTENDS TO
       TRANSFER ALL ITS VARIABLE SHARE CAPITAL TO
       MINIMUM FIXED SHARE CAPITAL IN ORDER TO
       OBEY THE NEW COMMISSION CRITERIA AND
       CONSEQUENTLY, BE IN A POSITION, IN THE
       FUTURE, TO CARRY OUT NEW ISSUES IT IS WORTH
       MENTIONING THAT ALSEA SHAREHOLDERS
       CURRENTLY HAVE THE SAME RIGHTS AND
       OBLIGATIONS, REGARDLESS WHETHER THEIR
       SHARES CORRESPOND TO THE MINIMUM FIXED OR
       VARIABLE SHARE CAPITAL, THEREFORE THE
       CONVERSION OF SHARES OF VARIABLE SHARE
       CAPITAL TO MINIMUM FIXED SHARE CAPITAL IN
       ANY WAY AFFECT THE RIGHTS CURRENTLY
       SHAREHOLDERS HAVE. MOREOVER, REGARDING THE
       REFORM OF THE SIXTH CLAUSE OF THE ALSEA
       BYLAWS, IT IS IMPORTANT TO NOTE THAT THIS
       REFORM WILL ATTEND TWO ISSUES.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704129192
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  EGM
    Meeting Date:  12-Nov-2012
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          Against                        Against
       appropriate, approval to carry out an
       increase in the share capital of the
       company in its fixed part through the
       issuance of common, nominative shares in a
       single series, Class I, not subscribed for
       and for public placement, in accordance
       with the terms of Article 53 of the
       Securities Market Law and subject to the
       approval by, and the conditions imposed by,
       the national banking and securities
       commission, as well as the authorization
       for the board of directors or certain of
       its members to carry out any amendment to
       the terms and conditions of the capital
       increase, as well as to conduct the
       corresponding public offering, and once the
       issuance is carried out to be able to
       determine the capital increase effectively
       subscribed for and paid in, as well as to
       cancel the shares that are not CONTD

CONT   CONTD paid in, as the case may be, in order               Non-Voting
       to proceed with the steps for the
       appropriate cancellation before the
       national securities registry

II     Designation of delegates who will formalize               Mgmt          Against                        Against
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704430761
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2013
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, amendment or approval, if                     Mgmt          For                            For
       deemed appropriate, of the annual report
       that is referred to in the main part of
       article 172 of the general mercantile
       companies law, regarding the operations
       conducted by the company during the fiscal
       year that ran from January 1 to December
       31, 2012

II     Proposal for a declaration and form of                    Mgmt          For                            For
       payment of a dividend to the shareholders
       of the company

III    Discussion, amendment or approval, if                     Mgmt          For                            For
       deemed appropriate, of the annual report
       regarding the operations conducted by the
       intermediary management bodies of the
       company during the fiscal year that ran
       from January 1 to December 31, 2012

IV     Appointment or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members of the board of
       directors, officers and members of the
       intermediary management bodies of the
       company

V      Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors and
       members of the intermediary management
       bodies of the company

VI     Report from the board of directors                        Mgmt          For                            For
       regarding the shares representative of the
       share capital of the company, repurchased
       with a charge against the fund for the
       repurchase of shares of the company, as
       well as their placement, and determination
       of the maximum amount of funds that can be
       allocated to the repurchase of shares of
       the company




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704433298
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2013
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Cancellation of treasury shares that were                 Mgmt          For                            For
       neither subscribed for nor paid in and the
       consequent reduction of the authorized
       share capital of the company

II     Proposal for the amendment of article 6 of                Mgmt          For                            For
       the corporate bylaws of the company and the
       restatement of the same

III    Designation of delegates who will formalize               Mgmt          For                            For
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  704351458
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  SGM
    Meeting Date:  22-Apr-2013
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Appointment and or ratification, if deemed                Mgmt          Take No Action
       appropriate, of the members of the board of
       directors of the company that it is
       appropriate for the series L shareholders
       to designate. Resolutions in this regard

2      Designations of delegates who will carry                  Mgmt          Take No Action
       out the resolutions passed by this general
       meeting and, if deemed appropriate,
       formalize them as appropriate. Resolutions
       in this regard




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  704412888
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2013
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 176531 DUE TO CHANGE IN VOTING
       MEETING TO INFORMATION MEETING. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION                   Non-Voting
       MEETING. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN
       ENTRANCE CARD BY CONTACTING YOUR CLIENT
       REPRESENTATIVE. THANK YOU

I      Appointment and as the case may be approval               Non-Voting
       of the resolutions in such regard I.I.
       Report of the chief executive officer
       directors in terms of article 172 of the
       general corporations law article 44
       subsection xi of the securities market law
       accompanied by the independent auditors
       report in connection with the operations
       and results for the fiscal year ended
       December 31 2012 as well as of the board of
       directors opinion of the content of such
       report I.II. Report of the board of
       directors in terms of Article 172
       subsection B of the general Corporation's
       Law which contains the main policies as
       well as the accounting and information
       criteria followed in the preparation of the
       financial information of the company.
       I.III. report of the activities and
       operations in which the board of directors
       was involved in during the fiscal year 2012
       in terms of Article 28 fraction IV
       paragraph E of the Securities Market Law.
       I.IV Annual report on the activities
       carried out by the audit committee and
       corporate practices committee of the
       company in accordance with Article 43 of
       the Securities Market Law and the report on
       the company's subsidiaries. I.V.
       Consolidated the financial statements of
       the company at December 31 2012 including a
       proposal regarding the application of the
       company's results may also include a
       proposal to pay a dividend in cash. I.VI.
       Annual report regarding to the repurchase
       shares program corresponding to the
       financial year ended 2012. I.VII Report on
       compliance by tax obligations of the
       company for the fiscal year 2011, in
       accordance with the provisions of Article
       86, section XX of the Income Tax Law and
       Article 93-A of the regulations the Income
       Tax Law

II     Ratification of the administration by the                 Non-Voting
       board of directors and the chief executive
       officer of the management for the fiscal
       year of 2012 and appointment or
       ratification of the persons who will
       integrate the board of directors of the
       company the secretary and alternate
       secretary, as well as the president of the
       audit committee, corporate practices
       committee and the determination of their
       corresponding compensation. Resolutions
       thereof

III    Ratification of the management the                        Non-Voting
       executive committee audit committee and the
       corporate practices committee and
       operations in Puerto Rico and the United
       States of America of the company for the
       fiscal year ended December 31 2012.
       Ratification of the members of the audit
       committee and the corporate practices
       committee of the company in Puerto Rico and
       the United states of America and the
       determination of their corresponding
       compensation resolution thereof

IV     Appointment as the case maybe approval of a               Non-Voting
       proposal to increase the resources to
       repurchase shares in terms of article 56 of
       the Mexican Securities Law. Resolutions
       thereof

V      Appointment of special delegates to                       Non-Voting
       formalize and execute the resolutions
       adopted in this meeting resolutions thereof




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV, MEXICO                                                          Agenda Number:  704352981
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2013
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval a. of the report from the general
       director prepared in accordance with
       article 44, part xi, of the securities
       market law, regarding the operations and
       results of the company for the fiscal year
       that ended on December 31, 2012,
       accompanied by the opinion of the outside
       auditor, as well as by the opinion of the
       board of directors regarding the mentioned
       report, b. of the report from the board of
       directors regarding the transactions and
       activities in which it has intervened in
       accordance with that which is provided for
       in the securities market law, as well as by
       that which is referred to in line b of
       article 172 CONTD

CONT   CONTD of the General Mercantile Companies                 Non-Voting
       Law, and c. of the annual report from the
       chairperson of the audit and corporate
       practices committee. Reading of the report
       regarding the fulfillment of the tax
       obligations

II     Proposal for the allocation of the results                Mgmt          For                            For
       account from the 2012 fiscal year, in which
       is included the declaration and payment of
       a cash dividend, in MXN, in the amount of
       MXN 1.50 for each one of the shares in
       circulation

III    Proposal regarding the maximum amount of                  Mgmt          For                            For
       funds that can be allocated to the purchase
       of shares of the company

IV     Election of the members of the board of                   Mgmt          For                            For
       directors of the company, classification of
       their independence in accordance with the
       terms of article 26 of the securities
       market law, determination of their
       compensation and related resolutions.
       Election of secretaries

V      Determination of the compensation for the                 Mgmt          For                            For
       members who will make up the various
       committees of the board of directors, as
       well as the designation of the chairperson
       of the audit and corporate practices
       committee

VI     Appointment of delegates                                  Mgmt          For                            For

VII    Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 BANREGIO GRUPO FINANCIERO SAB DE CV                                                         Agenda Number:  704443516
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1610L106
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2013
          Ticker:
            ISIN:  MX01GF0X0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.a    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports that are
       referred to in article 28, part iv, of the
       securities market law, in relation to the
       2012 fiscal year, which include: the report
       from the general director that includes the
       financial statements of the company and the
       consolidated financial statements,
       accompanied by the opinion of the outside
       auditor

I.b    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports that are
       referred to in article 28, part iv, of the
       securities market law, in relation to the
       2012 fiscal year, which include: the
       opinion from the board of directors
       regarding the content of the report from
       the general director

I.c    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports that are
       referred to in article 28, part iv, of the
       securities market law, in relation to the
       2012 fiscal year, which include: the report
       from the board of directors regarding the
       main accounting and information policies
       and criteria followed in the preparation of
       the financial information

I.d    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports that are
       referred to in article 28, part iv, of the
       securities market law, in relation to the
       2012 fiscal year, which include: the report
       regarding the transactions and activities
       in which the board of directors has
       intervened

I.e    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports that are
       referred to in article 28, part iv, of the
       securities market law, in relation to the
       2012 fiscal year, which include: the annual
       report from the chairperson of the audit
       and corporate practices committee

II     The report regarding the fulfillment of the               Mgmt          For                            For
       tax obligations of the company

III    Proposal for the allocation of the profit                 Mgmt          For                            For
       from the 2012 fiscal year

IV     Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of a proposal to pay a cash
       dividend

V      Report from the board of directors                        Mgmt          For                            For
       regarding the transactions carried out with
       shares of the company during the 2012
       fiscal year, as well as the proposal to
       establish the maximum amount of funds that
       can be allocated to the acquisition of
       shares of the company for the 2013 fiscal
       year

VI     Approval, if deemed appropriate, of the                   Mgmt          For                            For
       ratification of acts and resolutions of the
       board of directors

VII    Appointment or ratification of the members                Mgmt          For                            For
       of the board of directors, after
       classification of the independence of the
       independent members of the board of
       directors who are to be designated,
       election of the chairperson and secretary
       of the board of directors, and of the
       members of the audit and corporate
       practices committee, including the
       appointment of the chairperson of the
       mentioned committee, as well as of their
       compensation

VIII   Designation of special delegates to                       Mgmt          For                            For
       formalize and carry out the resolutions
       passed by the general meeting

IX     Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV, GARZA GARCIA                                                               Agenda Number:  704284380
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2253T133
    Meeting Type:  OGM
    Meeting Date:  21-Mar-2013
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the report by the chief                   Mgmt          For                            For
       executive officer, including the company's
       financial statements, report of changes in
       financial situation and variations of
       capital stock, and presentation of the
       report by the board of directors, for the
       fiscal year 2012, as required by the
       Mexican securities market law (Ley Del
       Mercado de Valores); and discussion and
       approval of such reports, after hearing the
       opinion of the board of directors as to the
       reports by the chief executive officer and
       the audit and corporate practices
       committee, the report of accounting
       principles adopted, and the report on the
       review of the company's tax situation

II     Resolution on allocation of profits                       Mgmt          For                            For

III    Proposal to increase the capital stock of                 Mgmt          For                            For
       the company in its variable portion
       through: (A) capitalization of retained
       earnings; and (B) issuance of treasury
       shares in order to preserve the rights of
       current note holders pursuant to the
       company's issuance of convertible notes
       prior

IV     Appointment of directors, members and                     Mgmt          For                            For
       president of the audit, corporate practices
       and finance committees

V      Compensation of the members of the board of               Mgmt          For                            For
       directors and of the audit, corporate
       practices and finance committee

VI     Appointment of delegates to formalize the                 Mgmt          For                            For
       resolutions adopted at the meeting




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV, GARZA GARCIA                                                               Agenda Number:  704282362
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2253T133
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2013
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolution on the proposal by the board of                Mgmt          Take No Action
       directors to issue convertible notes
       pursuant to article 210 BIS of the Mexican
       General Law of Credit Instruments and
       Operations (Ley General De Titulos Y
       Operaciones De Credito), which would be
       placed through (a) a tender and exchange
       offer for the convertible notes currently
       outstanding issued by the company that were
       offered outside of Mexico on March 2010
       (due 2015), March 2011 (due 2016) and March
       2011 (due 2018) and/or, if applicable (b)
       their placement among public investors,
       using the proceeds to pay and cancel the
       corresponding currently outstanding
       convertible notes. The proposal includes
       the authorization to make use of all or
       part of the shares currently held in
       treasury underlying the conversion rights
       of the currently outstanding convertible
       notes, as these are CONTD

CONT   CONTD substituted or redeemed, with the                   Non-Voting
       purpose of holding the shares in treasury
       and using them to ensure the conversion of
       the new convertible notes, under article
       210 BIS of the Mexican general law of
       credit instruments and operations, without
       the need to increase the capital stock nor
       issue additional common shares

2      Appointment of the delegate or delegates to               Mgmt          Take No Action
       formalize the approved resolutions




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  704056488
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2012
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, where appropriate               Mgmt          Take No Action
       approval the cancellation of 134138966
       shares only series representative of the
       variable part of the capital stock of the
       company which not were subject of
       subscription and payment in the
       subscription initial public offering of
       shares carried out by the company of the
       last month of July with the consequent
       adjustment in the capital stock.
       Resolutions on such regards

II     Proposal, discussion and approval                         Mgmt          Take No Action
       adjustments to the accounts of capital of
       the company as a result of the subscription
       initial public offering of shares carried
       out by the company the past month of July.
       Resolutions on such regards

III    Designation of special delegates                          Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  704060083
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  OGM
    Meeting Date:  25-Sep-2012
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval regarding the
       compensation for the members of the board
       of directors and the committees of the
       board of directors. Resolutions in this
       regard

II     Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, declaration of the payment of
       dividends coming from the results of the
       company for the fiscal year that ended on
       December 31, 2011. Resolutions in this
       regard

III    Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval of the dividend
       policy of the company. Resolutions in this
       regard

IV     Designation of special delegates from the                 Mgmt          For                            For
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  704282689
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2013
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the audited and consolidated
       financial statements of the company
       prepared based on the fiscal year that
       ended on December 31, 2012

II     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the audit
       committee for the fiscal year that ended on
       December 31, 2012

III    Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the corporate
       practices committee for the fiscal year
       that ended on December 31, 2012

IV     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the general
       director prepared in accordance with
       article 172 of the general mercantile
       companies law and article 44, part xi, of
       the securities market law

V      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the opinion from the board of
       directors regarding the content of the
       report from the general director

VI     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the report from the board of
       directors that is referred to in line e of
       part iv of article 28 of the securities
       market law and article 172, line b, of the
       general commercial companies law in which
       are contained the main accounting and
       information policies and criteria followed
       in the preparation of the financial
       information of the company, as well as
       regarding the transactions and activities
       in which the board of directors has
       intervened in accordance with the
       securities market law

VII    Report regarding the fulfillment of tax                   Mgmt          For                            For
       obligations of the company

VIII   Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the declaration and payment of
       a cash dividend in the amount and under the
       terms and conditions that are decided by
       the general meeting of shareholders, taking
       into account the current dividend policy

IX     Report regarding the membership of the                    Mgmt          For                            For
       board of directors, audit committee,
       corporate practices committee and
       investment committee of the company, and
       regarding the compensation of the persons
       who will be members of those bodies

X      Report regarding the social responsibility                Mgmt          For                            For
       policy of the company

XI     Designation of special delegates of the                   Mgmt          For                            For
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  704508362
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  OGM
    Meeting Date:  30-May-2013
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and resolution                       Mgmt          No vote
       regarding a primary and secondary public
       offering of shares representative of the
       capital of the company in Mexico, in the
       united states of America and in other
       foreign markets, on the basis of the
       applicable legislation

II     Proposal, discussion and resolution                       Mgmt          No vote
       regarding the increase of the capital of
       the company, through the corresponding
       issuance of shares in a single series that
       are common, nominative, without a stated
       par value, representative of the variable
       part of the share capital, for placement
       through a public offering, without the
       preemptive subscription rights being
       applicable, in accordance with the terms of
       article 53 of the securities market law

III    Proposal, discussion and resolution                       Mgmt          No vote
       regarding the granting of special powers to
       formalize the resolutions that are passed
       at this general meeting

IV     Designation of special delegates of the                   Mgmt          No vote
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 CORPORATIVO FRAGUA SAB DE CV, MEXICO                                                        Agenda Number:  704291309
--------------------------------------------------------------------------------------------------------------------------
        Security:  P31444105
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2013
          Ticker:
            ISIN:  MXP321131015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Appointment of the chairperson, secretary,                Mgmt          For                            For
       officers to count the votes, attendance
       list and, if deemed appropriate, a
       declaration that the meeting is legally
       instated

II     Report from the board of directors for the                Mgmt          For                            For
       fiscal year that ended on December 31,
       2012, which includes the report regarding
       the purchase and placement of shares of the
       company, as well as the other applicable
       reports in accordance with that which is
       provided for in the securities market law

III    Resolution regarding item II, above                       Mgmt          For                            For

IV     Resolution regarding the allocation of                    Mgmt          For                            For
       profit from the 2012 fiscal year and, if
       deemed appropriate, the payment of a
       dividend in the amount of MXN 1.10 per
       share and the procedure for its payment.
       Resolution regarding the ratification or
       increase of the fund for the repurchase of
       shares of the Company

V      Appointment or ratification of the members                Mgmt          For                            For
       of the board of directors, executive
       committee, audit and corporate practices
       committee, granting of power and
       authorities, if deemed appropriate, as well
       as the determination of compensation

VI     Designation of special delegates to appear                Mgmt          For                            For
       before a notary public and file and record
       the resolutions passed at this general
       meeting

VII    Preparation of the minutes, reading and, if               Mgmt          For                            For
       deemed appropriate, approval

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN NUMBERING. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK MEXICO SA INSTITUCION DE BANCA MULTI                                          Agenda Number:  704227645
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3515D155
    Meeting Type:  SGM
    Meeting Date:  28-Jan-2013
          Ticker:
            ISIN:  MXCFFI0U0002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate approval of the designation of
       the members of the technical committee of
       the trust and their respective alternates
       in accordance with the terms established in
       section 5.2, part B, line I, of the trust

II     Classification of the independence of the                 Mgmt          For                            For
       independent members of the technical
       committee of the trust

III    Designation of a delegate or delegates to                 Mgmt          For                            For
       carry out the resolutions that the general
       meeting passes




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK MEXICO SA INSTITUCION DE BANCA MULTI                                          Agenda Number:  704438604
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2013
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Reading, discussion and, if deemed                        Mgmt          Take No Action
       appropriate, approval of the report from
       the manager of the trust regarding the
       activities carried out during the fiscal
       year that ended on December 31, 2012,
       including the reading and, if deemed
       appropriate, approval of the report from
       the technical committee of the trust, in
       accordance with that which is established
       in article 28, part iv, line E of the
       securities market law

II     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the annual report
       on the activities carried out by the audit
       committee and the practices committee, in
       accordance with article 43, parts I and II,
       of the securities market law, as well as of
       the report from the nominations committee

III    Reading, discussion and, if deemed                        Mgmt          Take No Action
       appropriate, approval of the report from
       the administrator of the trust regarding
       the obligation contained in article 44,
       part XI, of the securities market law and
       article 172 of the general mercantile
       companies law, except for line B, of the
       mentioned article

IV     Reading, discussion and, if deemed                        Mgmt          Take No Action
       appropriate, approval of the report from
       the manager of the trust regarding the
       obligation contained in article 172, line
       B, of the general mercantile companies law,
       in which are contained the main accounting
       and information policies and criteria
       followed in the preparation of the
       financial information, in relation to the
       reports from the outside auditor of the
       trust regarding the mentioned fiscal year,
       as well as the opinion of the technical
       committee regarding the content of that
       report

V      Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the report
       regarding the fulfillment of the tax
       obligations during the fiscal year that
       ended on December 31, 2012, in accordance
       with article 86, part XX, of the income tax
       law

VI     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the financial
       statements of the trust for the fiscal year
       that ended on December 31, 2012, and
       allocation of the results in the mentioned
       fiscal year

VII    Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, resignation, appointment and
       or ratification of the members of the
       technical committee, after classification,
       if deemed appropriate, of the independence
       of the independent members

VIII   Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval of the compensation
       for the independent members of the
       technical committee

IX     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, resignation, appointment and
       or ratification of the members of the
       practices committee, audit committee and of
       the nominations committee of the trust

X      If deemed appropriate, designation of                     Mgmt          Take No Action
       special delegates from the annual general
       meeting of holders

XI     Drafting, reading and approval of the                     Mgmt          Take No Action
       minutes of the annual general meeting of
       holders




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK MEXICO SA INSTITUCION DE BANCA MULTI                                          Agenda Number:  704441459
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2013
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.A    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the plan to amend
       section 9, 10, 11 and 13 of the trust and
       any other applicable term, in order that
       the investments of the trust can be
       approved by: the administrator of the trust
       up to the amount of USD 250 million per
       real property

I.B    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the plan to amend
       section 9, 10, 11 and 13 of the trust and
       any other applicable term, in order that
       the investments of the trust can be
       approved by: the technical committee for
       investments from USD 250 million per real
       property up to 20 percent of the equity
       value of the trust

I.C    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the plan to amend
       section 9, 10, 11 and 13 of the trust and
       any other applicable term, in order that
       the investments of the trust can be
       approved by: the general meeting of holders
       for investments of greater than 20 percent
       of the equity value of the trust

II     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the plan for the
       amendment of the sections of the trust that
       are applicable, in order that the trust of
       control that represents 10 percent of the
       CBFIS in circulation can have a significant
       influence in the decision making of the
       trust

III    Drafting, reading and approval of the                     Mgmt          Take No Action
       minutes of the extraordinary general
       meeting of holders

IV     If deemed appropriate, designation of                     Mgmt          Take No Action
       special delegates from the extraordinary
       general meeting of holders




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK MEXICO SA INSTITUCION DE BANCA MULTI                                          Agenda Number:  704442540
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2013
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the report on the                         Mgmt          Take No Action
       activities related to the acquisition of
       the real estate portfolio called G30

II     Approval for the allocation of the CBFIS                  Mgmt          Take No Action
       issued due to the acquisition of the G30
       portfolio, for the payment of the real
       property called Tepotzotlan

III    Analysis, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval of the proposal to
       carry out the acquisition of a real estate
       portfolio consisting of 49 commercial
       properties, so that they become part of the
       assets of the trust and, if deemed
       appropriate, approval for the issuance of
       CBFIS that would give an as consideration
       for the acquisition of the mentioned
       portfolio, in accordance with the terms of
       that which is provided for in the trust, as
       well as in the applicable legislation

IV     Analysis, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval to carry out the
       issuance of CBFIS that would be held in the
       treasury of the trust, in accordance with
       the terms of that which is provided for in
       the trust, as well as in the applicable law

V      Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the proposal to
       establish a social assistance foundation,
       under the name of Fundacion Fibra Uno, or
       any other

VI     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the program of
       incentives for results obtained, in favor
       of the trust advisor

VII    Drafting, reading and approval of the                     Mgmt          Take No Action
       minutes of the annual general meeting of
       holders

VIII   If deemed appropriate, designation of                     Mgmt          Take No Action
       special delegates from the annual general
       meeting of holders




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK MEXICO SA INSTITUCION DE BANCA MULTI                                          Agenda Number:  704500215
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  EGM
    Meeting Date:  20-May-2013
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 190396 DUE TO POSTPONEMENT OF
       MEETING DATE FROM 23 APR 2013 TO 20 MAY
       2013 AND CHANGE IN RECORD DATE FROM 15 APR
       2013 TO 10 MAY 2013. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS
       MEETING NOTICE. THANK YOU.

I.i    Presentation, discussion, and as the case                 Mgmt          Take No Action
       may be, approval of the draft of amendment
       to clauses ninth, tenth, eleventh and
       thirtieth of the trust and any other
       applicable term, so the trust's investments
       are approved by: the trust's administrator
       up to an amount not exceeding USD
       250,000,000.00 (two hundred fifty million
       dollars), or 5% (five percent) of the value
       of the trust property, for the real estate
       property, whichever the lesser is

I.ii   Presentation, discussion, and as the case                 Mgmt          Take No Action
       may be, approval of the draft of amendment
       to clauses ninth, tenth, eleventh and
       thirtieth of the trust and any other
       applicable term, so the trust's investments
       are approved by: the technical committee
       for investments exceeding USD
       250,000,000.00 (two hundred fifty million
       dollars) or 5% (five percent) of the value
       of the trust property, for the real estate
       property, whichever the lesser is and up to
       20% (twenty percent) of the value of the
       trust property

I.iii  Presentation, discussion, and as the case                 Mgmt          Take No Action
       may be, approval of the draft of amendment
       to clauses ninth, tenth, eleventh and
       thirtieth of the trust and any other
       applicable term, so the trust's investments
       are approved by: the holders' meeting for
       investments exceeding 20% (twenty percent)
       of the value of the trust property

II     Presentation, discussion, and as the case                 Mgmt          Take No Action
       may be, approval of the draft to amend the
       applicable clauses of the trust, so the
       control trust holds 10% (ten percent) of
       the CBFIS outstanding, may have a
       significant influence in the trust's
       decision making

III    Designation of special delegates to the                   Mgmt          Take No Action
       holders' general extraordinary meeting




--------------------------------------------------------------------------------------------------------------------------
 EL PUERTO DE LIVERPOOL SAB DE CV                                                            Agenda Number:  704295422
--------------------------------------------------------------------------------------------------------------------------
        Security:  P36918137
    Meeting Type:  OGM
    Meeting Date:  07-Mar-2013
          Ticker:
            ISIN:  MXP369181377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY               Non-Voting
       PARTICIPATE IN THIS MEETING THEREFORE THESE
       SHARES HAVE NO VOTING RIGHTS

I      Lecture in accordance the reports of board                Non-Voting
       of directors as well as the reports of the
       chief executive officer

II     Report on the fulfillment of fiscal                       Non-Voting
       obligations

III    Presentation of the financial statements                  Non-Voting
       for the year ended on December 31 2012. and
       the reports of the audit committee and
       corporate practices committee

IV     Resolutions regarding point iii, as well as               Non-Voting
       the project on implementation of income
       statements

V      Resolutions regarding of the board of                     Non-Voting
       directors compensations for the fiscal year
       2013 as well as the members of the council
       property

VI     Election of the members of the board of                   Non-Voting
       directors for fiscal year 2013

VII    Election of the members of the council                    Non-Voting
       property as well as the members of the
       operation year 2013

VIII   Designation of the special delegates to                   Non-Voting
       carry out the agreements to this meeting

IX     Act of the meeting                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS ICA SAB DE CV                                                                      Agenda Number:  704353844
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37149104
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2013
          Ticker:
            ISIN:  MXP371491046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the reports from the board                Mgmt          For                            For
       of directors that are referred to in lines
       d and e of article 28, part iv, and article
       56 of the securities market law, with
       relation to the fiscal year that ended on
       December 31, 2012

II     Presentation of the report from the general               Mgmt          For                            For
       director and opinion of the outside auditor

III    Presentation of the reports and opinion                   Mgmt          For                            For
       that are referred to in lines a and c of
       article 28, part iv, of the securities
       market law, with the inclusion of the tax
       report

IV     Discussion, approval and, if deemed                       Mgmt          For                            For
       appropriate, amendment of the reports that
       are referred to in items i and ii above.
       resolutions in this regard

V      Allocation of results, increase of the                    Mgmt          For                            For
       reserves, approval of the maximum amount of
       funds allocated to the acquisition of
       shares of the company and, if deemed
       appropriate, declaration of dividends

VI     Designation or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members of the board of
       directors and chairpersons of the special
       committees. resolutions in this regard

VII    Discussion, approval or ratification, if                  Mgmt          For                            For
       deemed appropriate, of the proposal for the
       payment of compensation to members of the
       board of directors and of special
       committees. resolutions in this regard

VIII   Designation of special delegates                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIBRA UNO ADMINISTRACION SA DE CV                                                           Agenda Number:  703962488
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  SGM
    Meeting Date:  17-Jul-2012
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of : the acquisition
       of a real estate portfolio made up of 15
       properties and the concession for
       commercial use and operation of a maritime
       terminal and port area, through its
       contribution to the assets of the trust by
       its current owners

I.II   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of : the issuance of
       the real estate trust exchange certificates
       that, if deemed appropriate, would be
       delivered as consideration for the
       acquisition of the mentioned real estate
       portfolio, in accordance with the terms of
       that which is provided for in the trust, as
       well as in the applicable legislation

II     Designation of special delegates from the                 Mgmt          For                            For
       annual general meeting of holders




--------------------------------------------------------------------------------------------------------------------------
 FIBRA UNO ADMINISTRACION SA DE CV                                                           Agenda Number:  704207958
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  OGM
    Meeting Date:  18-Dec-2012
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the report from the                       Mgmt          Take No Action
       delegates for the offering, Messrs. Andre
       and Moses El Mann Arazi and from the
       administrator of the trust, F1 management,
       S.C., of the activities related to the
       issuance of the CBFIS dated march 22, 2012,
       under clause 9, section 9.1.24 of the trust
       and its public and or private offering on
       the domestic and/or foreign securities
       markets, as well as the ratification of
       each and every one of the mentioned
       activities

II     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, in accordance with the
       resolution of the technical committee of
       the trust for the issuance of real estate
       trust exchange certificates, from here
       onwards CBFIS, clause 9, section 9.1.24 of
       the trust and its public and/or private
       offering on the domestic and or foreign
       securities markets

III    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of i. the acquisition
       of a real estate portfolio made up of
       approximately 30 properties, through their
       contribution to the assets of the trust by
       their current owners, and ii. the issuance
       of real estate trust exchange certificates,
       from here onwards CBFIS, that, if deemed
       appropriate, will be delivered as
       consideration for the acquisition of the
       mentioned real estate portfolio, in
       accordance with the terms of that which is
       provided for in the trust, as well as in
       the applicable legislation

IV     Designation of special delegates from the                 Mgmt          Take No Action
       annual general meeting of holders




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  704280762
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  AGM
    Meeting Date:  15-Mar-2013
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director of Fomento               Mgmt          For                            For
       Economico Mexicano, S.A.B. De C.V., opinion
       of the board of directors regarding the
       content of the report from the general
       director and reports from the board of
       directors itself with regard to the main
       accounting and information policies and
       criteria followed in the preparation of the
       financial information, as well as regarding
       the transactions and activities in which it
       has intervened, reports from the
       chairpersons of the audit and corporate
       practices committees, presentation of the
       financial statements for the 2012 fiscal
       year, in accordance with the terms of
       article 172 of the general mercantile
       companies law and of the applicable
       provisions of the securities market law

II     Report regarding the fulfillment of the tax               Mgmt          For                            For
       obligations

III    Allocation of the results account from the                Mgmt          For                            For
       2012 fiscal year, in which are included the
       declaration and payment of a cash dividend,
       in MXN

IV     Proposal to establish as the maximum amount               Mgmt          For                            For
       of funds that can be allocated to the
       purchase of shares of the company, the
       amount of MXN 3 billion

V      Election of the members of the board of                   Mgmt          For                            For
       directors and secretaries, classification
       of their independence, in accordance with
       the terms of the securities market law, and
       determination of their compensation

VI     Election of members of the finance and                    Mgmt          For                            For
       planning committee, audit committee and
       corporate practices committee, designation
       of the chairperson of each one of them and
       determination of their compensation

VII    Appointment of delegates to formalize the                 Mgmt          For                            For
       resolutions of the general meeting

VIII   Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUMA SAB DE CV                                                                             Agenda Number:  704431206
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948K121
    Meeting Type:  EGM
    Meeting Date:  15-May-2013
          Ticker:
            ISIN:  MXP4948K1056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES                 Non-Voting
       NOT REACH QUORUM, THERE WILL BE A SECOND
       CALL ON 15 MAY 2013 AT 11:00 AM.
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of a plan for Gruma, Sociedad
       Anonima Bursatil De capital variable to
       sign an agreement for merger by absorption
       with Valores Azteca, Sociedad Anonima de
       capital variable, under which the latter
       would be the merged company and the former
       would be the company conducting the merger
       or surviving company, and for the
       cancellation of 24,566,561 common,
       nominative shares, with no stated par
       value, series b, class I, from the same the
       issuer when the merger takes effect, with
       the consequent amendment of article 6 of
       the corporate bylaws relative to the share
       capital and to the number of shares that
       represent it

2      Analysis, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval of a proposal to
       cancel 107,858,969 common, nominative
       shares, with no stated par value, series b,
       class I, issued by the company and that
       have been repurchased by the same and as a
       consequence of the foregoing a reduction of
       the fixed portion of the share capital and
       amendment of article 6 of the corporate
       bylaws

3      Analysis, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval of a proposal to
       amend article 3, domicile, article 10,
       transactions with shares of the company,
       article 16, chairperson of the board of
       directors, article 17, meetings of the
       board of directors, article 32, call
       notices, article 33, publication of the
       call notices, and article 35, conducting
       the general meetings, of the corporate
       bylaws of the company

4      Designation of special delegates who will                 Mgmt          For                            For
       carry out and formalize the resolutions
       passed by the general meeting

5      Preparation, reading and, if deemed                       Mgmt          For                            For
       appropriate, approval of the meeting
       minutes that are prepared




--------------------------------------------------------------------------------------------------------------------------
 GRUPE SAB DE CV, MEXICO                                                                     Agenda Number:  704399030
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948T122
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2013
          Ticker:
            ISIN:  MX01CI030007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 181803 DUE TO DELETION OF
       RESOLUTION. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

I      List of those present and declaration that                Mgmt          No vote
       the general meeting is legally instated

II     Report and opinion from the chairperson of                Mgmt          No vote
       the board of directors. 1. Report from the
       general director and results of operations.
       2. Report presented to the board of
       directors by the audit and corporate
       practices committee

III    Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval of the financial
       statements for the years that ended on
       December 31, 2012, and 2011, and the
       opinion of the independent auditors

IV     Report regarding the fulfillment of the tax               Mgmt          No vote
       obligations for the fiscal year that ended
       on December 31, 2011

V      Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval to appoint and or
       ratify the members of the board of
       directors and the secretary

VI     Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval to appoint and or
       ratify the members of the audit and
       corporate practices committee

VII    Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval to maintain the
       amount of the reserve fund for the purchase
       of shares of the company, for the fiscal
       year that runs from January 1 to December
       31, 2013

VIII   Designation of special delegates who will                 Mgmt          No vote
       carry out the resolutions passed at this
       general meeting

IX     Closing of the general meeting                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GRUPO AEROPORTUARIO DEL CENTRO NORTE SAB DE CV                                              Agenda Number:  704382871
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49530101
    Meeting Type:  MIX
    Meeting Date:  16-Apr-2013
          Ticker:
            ISIN:  MX01OM000018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report of the Board of Directors in                       Non-Voting
       accordance with Article 28, section IV,
       paragraphs (d) and (e) of the Mexican
       Securities Law, regarding the fiscal year
       ended as of December 31, 2012

II     Reports of the Chief Executive Officer and                Non-Voting
       External Auditor in accordance with Article
       28, section IV, paragraph (b) of the
       Mexican Securities Law, regarding the
       fiscal year ended as of December 31, 2012

III    Reports and opinion referred to in Article                Non-Voting
       28, section IV, paragraphs (a) and (c) of
       the Mexican Securities Law, including the
       Fiscal Report referred to in article 86,
       section XX of the Income Tax Law

IV     Discussion, approval, and amendment, if                   Mgmt          For                            For
       any, of the Reports mentioned in items I
       and II above. Resolutions in this regard

V      Allocation of net income, increase in                     Mgmt          For                            For
       reserves, and approval of the amounts for
       share repurchases. Resolutions in this
       regard

VI     Discussion and, in the event, approval of a               Mgmt          For                            For
       proposal to nominate and ratify members of
       the Board of Directors and the Chairman of
       the Audit, Corporate Practices, Finance and
       Planning Committee, and the Secretary and
       Alternate Secretary of the Board of
       Directors. Resolutions in this regard

VII    Discussion and, in the event, approval, of                Mgmt          For                            For
       a proposal to pay emoluments to members of
       the Board of Directors and the board
       Committees. Resolutions in this regard

VIII   Discussion and, in the event, approval of a               Mgmt          For                            For
       proposal of the Board of Directors to
       reduce the minimum fixed capital by means
       of a reimbursement to shareholders, without
       reducing the number of shares representing
       social capital, and, in the event, amend
       Article Six of the Company's Bylaws
       accordingly. Resolutions in this regard

IX     Appointment of Special Delegates.                         Mgmt          For                            For
       Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CARSO SAB DE CV                                                                       Agenda Number:  704405566
--------------------------------------------------------------------------------------------------------------------------
        Security:  P46118108
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2013
          Ticker:
            ISIN:  MXP461181085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

I      Presentation, for the following purposes,                 Mgmt          Take No Action
       of the report from the general director
       regarding the progress of the operations of
       the company for the fiscal year that ended
       on December 31, 2012, which includes the
       financial statements to that date and the
       opinion of the outside auditor, of the
       opinion and of the reports from the board
       of directors that are referred to in lines
       C, D and e of part IV of article 28 of the
       securities market law, of the report from
       the corporate practices and audit
       committee, and of the report regarding the
       fulfillment of the tax
       obligations.Resolutions in this regard

II     Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of a proposal in regard to the
       allocation of profit, which includes the
       payment to the shareholders of a cash
       dividend of MXN 0.70 per share, coming from
       the balance of the net fiscal profit
       account, divided into two equal
       installments of MXN 0.35 per share
       each.Resolutions in this regard

III    If deemed appropriate, ratification of the                Mgmt          Take No Action
       term in office of the board of directors
       and of the general director for the 2012
       fiscal year .Resolutions in this regard

IV     Designation or ratification, as the case                  Mgmt          Take No Action
       may be, of the members and officers of the
       board of directors, as well as of the
       members and of the chairperson of the
       corporate practices and audit committee.
       passage of the resolutions relative to the
       classification of the independence of the
       members of the board of directors and their
       compensation, and of others that derive
       from all of the foregoing.Resolutions in
       this regard

V      Designation of special delegates who will                 Mgmt          Take No Action
       formalize and carry out the resolutions
       that the general meeting passes.Resolutions
       in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV                                                          Agenda Number:  704065689
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  11-Oct-2012
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Discussion and if the case, approval of a                 Mgmt          Take No Action
       proposed cash dividend payment equivalent
       to MXN 0.183 per share

2      External Auditor's Report regarding the                   Non-Voting
       Company's tax status

3      Designate the delegate(s) to formalize and                Mgmt          Take No Action
       execute the resolutions passed by the
       Assembly

4      Drafting, reading and approval of the                     Mgmt          Take No Action
       Assembly's minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  704223697
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2013
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      It is proposed to modify Article Second of                Mgmt          For                            For
       the Corporate By-laws of the Company, in
       order to exclude Ixe Automotriz, S.A. de
       C.V., Sociedad Financiera de Objeto
       Multiple, Entidad Regulada, Grupo
       Financiero Banorte, as an integrated entity
       of Grupo Financiero Banorte, S.A.B. de
       C.V., as a result of its merger with
       Arrendadora y Factor Banorte, S.A. de C.V.,
       Sociedad Financiera de Objeto Multiple,
       Entidad Regulada, Grupo Financiero Banorte;
       and modify the legal denomination of Ixe
       Casa de Bolsa, S.A. de C.V., Grupo
       Financiero Banorte, to Casa de Bolsa
       Banorte Ixe, S.A. de C.V., Grupo Financiero
       Banorte. Given the merger of Arrendadora y
       Factor Banorte, S.A. de C.V., Sociedad
       Financiera de Objeto Multiple, Entidad
       Regulada, Grupo Financiero Banorte
       ("Arrendadora y Factor Banorte"), as the
       merging entity, CONTD

CONT   CONTD with Ixe Automotriz, S.A. de C.V.,                  Non-Voting
       Sociedad Financiera de Objeto Multiple,
       Entidad Regulada, Grupo Financiero Banorte
       ("Ixe Automotriz"), as the merged entitity,
       and the change of the legal denomination of
       Ixe Casa de Bolsa, S.A. de C.V., Grupo
       Financiero Banorte to Casa de Bolsa Banorte
       Ixe, S.A. de C.V., Grupo Financiero Banorte
       it is proposed to modify Article Second of
       the Corporate By-laws in order to exclude
       the first as an integrated entity of Grupo
       Financiero Banorte, S.A.B. de C.V. and
       modify the legal denomination of the second

2      It is proposed to approve the text and to                 Mgmt          For                            For
       subscribe the new Agreement of Shared
       Responsibilities including all of Grupo
       Financiero Banorte, S.A.B. de C.V.'s
       entities

3      It is proposed to designate delegate(s) to                Mgmt          For                            For
       formalize and execute, if the case, the
       resolutions passed by the Assembly

4      It is proposed to draft, read and approve                 Mgmt          For                            For
       the Assembly's minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  704223899
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  22-Jan-2013
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of a proposed cash dividend                      Mgmt          Take No Action
       payment equivalent to Ps. MXN0.549 per
       share. It is proposed to distribute a cash
       dividend of Ps. MXN0.549 per share, derived
       from the retained earnings of previous
       years, which will be covered in three
       installments of Ps. MXN 0.183 per share,
       respectively, in January 31st, April 23rd
       and July 23rd, 2013 against delivery of
       coupons number 6, 7 and 8, respectively.
       The total dividend to be paid against the
       2011 profits amounts to Ps. MXN0.732 per
       share, approved by the Group's Board of
       Directors last July 26th , 2012, of which
       the first disbursement of Ps. MXN0.183 per
       share was made on October 24th , 2012. The
       total amount of the dividend to be paid
       represents 20% of the recurring profits of
       2011

2      It is proposed to designate delegate(s) to                Mgmt          Take No Action
       formalize and execute, if the case, the
       resolutions passed by the assembly

3      It is proposed to draft, read and approve                 Mgmt          Take No Action
       the assembly's minutes

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN THE TEXT OF RESOLUTION 1.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  704402166
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  EGM
    Meeting Date:  26-Apr-2013
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.i    It is proposed to modify Article Second of                Mgmt          For                            For
       the Corporate By-Laws of GFNorte, in order
       to exclude Ixe Banco and Fincasa
       Hipotecaria, given their merger with Banco
       Mercantil del Norte; and modify the legal
       denomination of Ixe Soluciones, to S lida
       Administradora de Portafolios SOFOM and of
       Ixe Fondos, to Operadora de Fondos Banorte
       Ixe

1.ii   It is proposed to approve the text and to                 Mgmt          For                            For
       subscribe the new Agreement of Shared
       Responsibilities including all of Grupo
       Financiero Banorte's entities

2      It is proposed to designate delegate(s) to                Mgmt          For                            For
       formalize and execute, if the case, the
       resolutions passed by the Assembly

3      It is proposed to draft, read and approve                 Mgmt          For                            For
       the Assembly's minutes

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN NUMBERING OF RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  704437739
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2013
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 181804 DUE TO SPLITTING OF
       RESOLUTIONS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      Approval of the reports referred in section               Mgmt          Take No Action
       IV, Article 28 of the Securities Market
       Law, corresponding to the year ended
       December 31st, 2012

2      Distribution of profits                                   Mgmt          Take No Action

3.a.1  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Proprietary Member: Guillermo
       Ortiz Martinez, Chairman, Related

3.a.2  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Bertha Gonzalez Moreno,
       Patrimonial

3.a.3  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: David Villarreal Montemayor,
       Patrimonial

3.a.4  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Manuel Saba Ades, Independent

3.a.5  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Alfredo Elias Ayub,
       Independent

3.a.6  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Herminio Blanco Mendoza,
       Independent

3.a.7  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Everardo Elizondo Almaguer,
       Independent

3.a.8  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Patricia Armendariz Guerra,
       Independent

3.a.9  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Armando Garza Sada,
       Independent

3a.10  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Hector Reyes Retana,
       Independent

3a.11  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Juan Carlos Braniff Hierro,
       Independent

3a.12  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Alejandro Burillo Azcarraga,
       Independent

3a.13  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Miguel Aleman Magnani,
       Independent

3a.14  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Enrique Castillo Sanchez
       Mejorada, Related

3a.15  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence: Alejandro Valenzuela del Rio,
       Related

3a.16  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Jesus O.
       Garza Martinez, Related

3a.17  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Juan
       Antonio Gonzalez Moreno, Patrimonial

3a.18  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Jose G.
       Garza Montemayor, Patrimonial

3a.19  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Alberto
       Saba Ades, Independent

3a.20  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Isaac
       Becker Kabacnik, Independent

3a.21  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Manuel
       Aznar Nicolin, Independent

3a.22  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Ramon A.
       Leal Chapa, Independent

3a.23  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Julio Cesar
       Mendez Rubio, Independent

3a.24  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence.Alternate Member: Guillermo
       Mascarenas Milmo, Independent

3a.25  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Javier
       Molinar Horcasitas, Related

3a.26  Appointment of the member of the Company's                Mgmt          Take No Action
       Board of Directors and qualify their
       independence. Alternate Member: Jose Marcos
       Ramirez Miguel, Related

3.b    It is proposed in accordance with Article                 Mgmt          Take No Action
       Forty of the Corporate By-Laws, that the
       Board Members are exempt from the
       responsibility of providing a bond or
       monetary guarantee for backing their
       performance when carrying out their duties

3.c    It is proposed to appoint Hector Avila                    Mgmt          Take No Action
       Flores as Secretary to the Board of
       Directors and Jose Morales Martinez as
       Undersecretary, who will not be part of the
       Board

4      Determine the compensation for the members                Mgmt          Take No Action
       of the Company's Board of Directors

5.a    Designation of the member of the Audit and                Mgmt          Take No Action
       Corporate Practices Committee: Hector Reyes
       Retana-Chairman

5.b    Designation of the member of the Audit and                Mgmt          Take No Action
       Corporate Practices Committee: Herminio
       Blanco Mendoza

5.c    Designation of the member of the Audit and                Mgmt          Take No Action
       Corporate Practices Committee: Manuel Aznar
       Nicolin

5.d    Designation of the member of the Audit and                Mgmt          Take No Action
       Corporate Practices Committee: Patricia
       Armendariz Guerra

5.e    Designation of the member of the Audit and                Mgmt          Take No Action
       Corporate Practices Committee: Julio Cesar
       Mendez Rubio

6.a    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Juan Carlos Braniff
       Hierro - Chairman

6.b    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Alfredo Elias Ayub

6.c    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Everardo Elizondo
       Almaguer

6.d    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Manuel Aznar Nicolin

6.e    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Alejandro Valenzuela
       del Rio

6.f    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Manuel Romo Villafuerte

6.g    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Fernando Solis Soberon

6.h    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Gerardo Zamora Nanez

6.i    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: Marcos Ramirez Miguel

6.j    Designation of the member of the Risk                     Mgmt          Take No Action
       Policies Committee: David Aaron Margolin
       Schabes - Secretary

7      Board of Directors' Report regarding shares               Mgmt          Take No Action
       repurchase transactions carried out during
       2012 and determination of the maximum
       amount of financial resources that will be
       applied for share repurchases during 2013

8      Discussion and approval to modify the                     Mgmt          Take No Action
       integration and duties of the Regional
       Boards

9      Approval to certify the Company's By-Laws                 Mgmt          Take No Action

10     Designation of delegate(s) to formalize and               Mgmt          Take No Action
       execute the resolutions passed by the
       Assembly

11     Drafting, reading and approval of the                     Mgmt          Take No Action
       Assembly's minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO KUO SAB DE CV                                                                         Agenda Number:  704345823
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4954B106
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2013
          Ticker:
            ISIN:  MX01KU000012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the reports and opinion                   Mgmt          For                            For
       that are referred to in article 28, part
       iv, of the securities market law, regarding
       the fiscal year that ran from January 1 to
       December 31, 2012, and a resolution
       regarding the same

II     Resolution regarding the ratification of                  Mgmt          For                            For
       the acts that were done by the general
       director, the board of directors and by its
       committees during the fiscal year that ran
       from January 1 to December 31, 2012

III    Discussion, approval or amendment, if                     Mgmt          For                            For
       deemed appropriate, of the financial
       statements of the company to December 31,
       2012

IV     Resolutions regarding the allocation of                   Mgmt          For                            For
       results

V      Resolutions regarding certain                             Mgmt          For                            For
       reclassifications in the capital accounts
       and balance sheet entries due to the
       adoption of the international financial
       reporting standards

VI     Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of a proposal to
       carry out a cash distribution to the
       shareholders, through a reduction of the
       capital of the company, amending article 6
       of the corporate bylaws as a consequence

VII    Reading of the report regarding the                       Mgmt          For                            For
       fulfillment of the tax obligations that are
       referred to in part xx of article 86 of the
       income tax law

VIII   Appointment or reelection, if deemed                      Mgmt          For                            For
       appropriate, of the members of the board of
       directors of Kuo, as well as of the members
       of the committees of the board of directors
       itself and of their chairpersons

IX     Resolution regarding the compensation for                 Mgmt          For                            For
       the members of the board of directors

X      Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of a proposal to
       carry out the merger of the company with
       Kuo Concentradora, S.A. de C.V. and KUO
       Quimicos Servicios, S.A. de C.V., in which
       Grupo Kuo S.A.B. de C.V. will have the role
       of the company conducting the merger and
       Kuo Concentradora, S.A. de C.V., as well as
       Kuo Quimicos Servicios, S.A. de C.V., that
       of the companies being merged, as well as
       the resolutions for its implementation

XI     Report from the board of directors that is                Mgmt          For                            For
       referred to in part III of article 60 of
       the provisions of a general nature
       applicable to the issuers of securities and
       other securities market participants issued
       by the national banking and securities
       commission

XII    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of a proposal to
       determine the amount of the funds that can
       be allocated to the acquisition of shares
       of the company during the 2013 fiscal year,
       in accordance with the terms of that which
       is provided for in article 56 of the
       securities market law

XIII   Designation of delegates who, if deemed                   Mgmt          For                            For
       appropriate, will formalize the resolutions
       passed by the general meeting

XIV    Reading and approval of the general meeting               Mgmt          For                            For
       minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  704390676
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49538112
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2013
          Ticker:
            ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the executive chairperson of                  Mgmt          For                            For
       the company for the fiscal year that ran
       from January 1 to December 31, 2012.
       Discussion and approval, if deemed
       appropriate, of the consolidated financial
       statements of the company and its
       subsidiaries to December 31, 2012.
       Presentation of the opinions and reports
       that are referred to in Article 28, Part
       IV, lines a, c, d and e, of the Securities
       Market Law, regarding the fiscal year that
       ran from January 1 to December 31, 2012.
       Resolutions in this regard

II     Reading of the report regarding the                       Mgmt          For                            For
       fulfillment of the tax obligations that are
       referred to in Part XX of Article 86 of the
       Income Tax Law during the 2012 fiscal year

III    Resolution regarding the allocation of                    Mgmt          For                            For
       profit from the fiscal year that ended on
       December 31, 2012

IV     Report that is referred to in Part III of                 Mgmt          For                            For
       Article 60 of the provisions of a general
       nature applicable to the issuers of
       securities and to other securities market
       participants, including a report regarding
       the allocation of the funds intended for
       the acquisition of shares of the company
       during the fiscal year that ran from
       January 1 to December 31, 2012.
       Determination of the maximum amount of
       funds to be allocated to the acquisition of
       the shares of the company during the 2012
       fiscal year. Resolutions in this regard

V      Resolution regarding the ratification of                  Mgmt          For                            For
       the acts done by the board of directors,
       the executive chairperson and its
       committees, during the fiscal year that ran
       from January 1 to December 31, 2012.
       Appointment or reelection, if deemed
       appropriate, of the members of the board of
       directors of the company and classification
       of their independence in accordance with
       Article 26 of the Securities Market Law.
       Appointment or reelection, if deemed
       appropriate, of the members of the
       committees of the board of directors and of
       their chairpersons

VI     Proposal regarding the compensation for the               Mgmt          For                            For
       members of the board of directors and for
       the members of the committees of the board
       of directors. Resolutions in this regard

VII    Designation of the delegates who will carry               Mgmt          For                            For
       out and formalize the resolutions passed by
       the general meeting. Resolutions in this
       regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO POCHTECA SAB DE CV                                                                    Agenda Number:  704158446
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4983R106
    Meeting Type:  MIX
    Meeting Date:  22-Nov-2012
          Ticker:
            ISIN:  MX01PO020005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval regarding carrying
       out a reverse split of the shares
       representative of the share capital, for
       the purpose of reducing the number of
       shares issued by the company. Resolutions
       in this regard

II     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval to carry out the
       amendment of articles 5 and 6 of the
       corporate bylaws of the company.
       Resolutions in this regard

III    In relation to the potential acquisition of               Mgmt          Take No Action
       the company called Productos Quimicos
       Mardupol, S.A. DE C.V., from here onwards
       Mardupol, a proposal, discussion and, if
       deemed appropriate, approval regarding i.
       any increase in the variable part of the
       share capital of the company through the
       issuance of up to 5,800,000 shares, from
       here onwards referred to as the reverse
       split for the purpose of partially
       capitalizing the liability that, if deemed
       appropriate, is generated as a consequence
       of the mentioned potential acquisition, or
       ii. the merger of the company as the
       merging company and Mardupol as the company
       being merged. Resolutions in this regard

IV     Designation of delegates who will carry out               Mgmt          Take No Action
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO POCHTECA SAB DE CV                                                                    Agenda Number:  704221427
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4983R106
    Meeting Type:  MIX
    Meeting Date:  11-Jan-2013
          Ticker:
            ISIN:  MX01PO020005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval to carry out the
       acquisition of a company called Productos
       Quimicos Mardupol, S.A. de C.V. Resolutions
       in this regard

II     Ratification and or modification of the                   Mgmt          Take No Action
       resolutions passed by the annual and
       extraordinary general meeting of
       shareholders of the company held on
       November 22, 2012, in regard to a.
       proposal, discussion and, if deemed
       appropriate, approval to carry out the
       amendment of article 6 of the corporate
       bylaws of the company. Resolutions in this
       regard. b. proposal, discussion and, if
       deemed appropriate, approval to carry out
       an increase in the variable part of the
       share capital of the company through the
       issuance of up to 7 million shares, already
       taking into account the reverse split
       resolved on by the general meeting of
       shareholders of November 22, 2012, as well
       as the determination of the allocation of
       the same. Resolutions in this regard

III    Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval to carry out an
       issuance of bonds that are mandatorily
       convertible into shares representative of
       the share capital. Resolutions in this
       regard

IV     Designation of delegates who will carry out               Mgmt          Take No Action
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO SANBORNS SAB DE CV, MEXICO                                                            Agenda Number:  704415858
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4984N104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2013
          Ticker:
            ISIN:  MX01GS000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation, discussion and approval, if                 Mgmt          For                            For
       deemed appropriate, of A. The report from
       the general director prepared in accordance
       with article 44, part XI, of the Securities
       Market Law and article 172 of the General
       Mercantile Companies Law, accompanied by
       the opinion of the outside auditor,
       regarding the operations and results of the
       company for the fiscal year that ended on
       December 31, 2012, as well as the opinion
       of the board of directors regarding the
       content of that report, B. The report from
       the board of directors that is referred to
       in Article 172, line B, of the General
       Mercantile Companies Law in which are
       contained the main accounting and
       information policies and criteria followed
       in the preparation of the financial
       information of the company, which includes
       the report from the commissioner, C. The
       report on the CONTD

CONT   CONTD activities and transactions in which                Non-Voting
       the board of directors has intervened in
       accordance with article 28, part IV, line E
       of the Securities Market Law, and D. The
       individual and consolidated financial
       statements of the company to December 31,
       2012. Resolutions in this regard

II     Presentation of the report regarding the                  Mgmt          For                            For
       fulfillment of the tax obligations for the
       2012 fiscal year, in compliance with the
       obligation contained in article 86, part
       XX, of the Income Tax Law. Resolutions in
       this regard

III    Presentation, discussion and approval, if                 Mgmt          For                            For
       deemed appropriate, of the proposal for the
       allocation of results. Resolutions in this
       regard

IV     Presentation, discussion and approval, if                 Mgmt          For                            For
       deemed appropriate, of the payment of a
       cash dividend of MXN 0.76 per share from
       the balance of the net fiscal profit
       account, divided into two equal
       installments of MXN 0.38 per share each.
       Resolutions in this regard

V      Appointment and or ratification of the                    Mgmt          For                            For
       members of the board of directors and
       secretary. Resolutions in this regard

VI     Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors and
       secretary of the company. Resolutions in
       this regard

VII    Appointment and or ratification of the                    Mgmt          For                            For
       members of the audit and corporate
       practices committee of the company.
       Resolutions in this regard

VIII   Determination of the compensation for the                 Mgmt          For                            For
       members of the audit and corporate
       practices committee of the company.
       Resolutions in this regard

IX     Proposal, discussion and approval, if                     Mgmt          For                            For
       deemed appropriate, to establish the amount
       of up to MXN 3 billion as the maximum
       amount of funds to be allocated to the
       acquisition of shares of the company for
       the 2013 fiscal year, in accordance with
       the terms of article 56 of the Securities
       Market Law. Resolutions in this regard

X      Designation of delegates to carry out and                 Mgmt          For                            For
       formalize the resolutions passed by the
       general meeting. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO SIMEC SAB DE CV                                                                       Agenda Number:  704299204
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4984U108
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2013
          Ticker:
            ISIN:  MXP4984U1083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Designation of officers to count the votes,               Mgmt          Take No Action
       taking of attendance and declaration, if
       deemed appropriate, that the general
       meeting is legally instated

II     Presentation of the report from the general               Mgmt          Take No Action
       director that is referred to in part xi of
       article 44 of the securities market law

III    Presentation of the financial statements of               Mgmt          Take No Action
       the company and of the companies that are
       referred to in paragraph 2 of article 3 of
       the securities market law, for the fiscal
       year that ended on December 31, 2012

IV     Presentation of the report from the board                 Mgmt          Take No Action
       of directors that is referred to in article
       28, part iv, lines c, d and e, and article
       49, part iv, paragraph 2 of the securities
       market law

V      Presentation of the annual report from the                Mgmt          Take No Action
       audit and corporate practices committee

VI     Presentation of the report from the outside               Mgmt          Take No Action
       auditors regarding the fulfillment of the
       tax obligations of the company, to comply
       with that which is provided for by article
       86, part xx, of the income tax law and
       article 93a of its regulations

VII    Allocation of results from the fiscal year                Mgmt          Take No Action
       under consideration

VIII   Election of the members of the board of                   Mgmt          Take No Action
       directors and of the members of the audit
       and corporate practices committee,
       including their chairperson, establishing
       compensation and election of the secretary
       of the company

IX     Appointment of special delegates who will                 Mgmt          Take No Action
       formalize the resolutions passed by the
       general meeting

X      Presentation of the general meeting minutes               Mgmt          Take No Action

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN MEETING DATE FROM 01 APR 2013 TO
       08 APR 2013 AND RECORD DATE FROM 14 MAR
       2013 TO 22 MAR 2013. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO SPORTS WORLD SAB DE CV                                                                Agenda Number:  704304930
--------------------------------------------------------------------------------------------------------------------------
        Security:  P50614109
    Meeting Type:  AGM
    Meeting Date:  21-Mar-2013
          Ticker:
            ISIN:  MX01SP020001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of the reports that are referred
       to in article 28, part IV, of the
       securities market law, including the
       presentation of the annual financial
       statements of the company for the fiscal
       year that ended on December 31, 2012.
       Presentation of the report regarding the
       fulfillment of the tax obligations of the
       company, in accordance with the applicable
       legal provisions. Allocation of results.
       Resolutions in this regard

II     Designation and or ratification of the                    Mgmt          Take No Action
       members of the board of directors,
       secretaries and chairpersons of the audit
       and corporate practices committees

III    Determination of the compensation for the                 Mgmt          Take No Action
       members of the board of directors,
       secretaries and members of the committees
       of the company

IV     Report regarding the procedures and                       Mgmt          Take No Action
       resolutions related to the acquisition and
       placement of shares of the company.
       discussion and, if deemed appropriate,
       approval of the maximum amount of funds
       that can be allocated to the acquisition of
       shares of the company, in accordance with
       the terms of that which is provided for in
       article 56, part IV, of the securities
       market law. Resolutions in this regard

V      Discussion and, if deemed appropriate,                    Mgmt          Take No Action
       approval to cancel shares representative of
       the share capital of the company acquired
       based on the transactions conducted in
       accordance with the terms of article 56 of
       the securities market law, and a consequent
       decrease of the share capital of the
       company

VI     Designation of special delegates who will                 Mgmt          Take No Action
       formalize and carry out the resolutions
       passed by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LA                                          Agenda Number:  704391616
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5393B102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2013
          Ticker:
            ISIN:  MX01ID000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the fiscal opinion of the                 Mgmt          For                            For
       outside auditor for the 2011 corporate and
       fiscal year. Resolutions in this regard

II.1   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of: The report for
       the general director prepared in accordance
       with article 44, part XI, of the securities
       market law and article 172 of the general
       mercantile companies law, accompanied by
       the opinion of the outside auditor,
       regarding the operations and results of the
       company for the fiscal year that ended on
       December 31, 2012, as well as the opinion
       of the board of directors regarding the
       content of that report

II.2   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of: The report from
       the board of directors that is referred to
       in article 172, line B, of the general
       mercantile companies law in which are
       contained the main accounting and
       information policies and criteria followed
       in the preparation of the financial
       information of the company

II.3   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of: The report on the
       activities and transactions in which the
       board of directors intervened in accordance
       with article 28, part IV, line e, of the
       securities market law

II.4   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of: The individual
       and consolidated financial statements of
       the company to December 31, 2012, and

II.5   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of: The annual
       reports regarding the activities carried
       out by the audit and corporate practices
       committees in accordance with article 43,
       part I and II, of the securities market
       law. Resolutions in this regard

III    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the proposal for
       the allocation of results. Resolutions in
       this regard

IV     Discussion and, if deemed appropriate,                    Mgmt          For                            For
       appointment and or ratification of the
       members of the board of directors,
       secretary and vice secretary of the
       company. Resolutions in this regard

V      Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors,
       secretary and vice secretary of the
       company. Resolutions in this regard

VI     Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the appointment and or
       ratification of the corporate practices and
       audit committees of the company.
       Resolutions in this regard

VII    Determination of the compensation for the                 Mgmt          For                            For
       members of the corporate practices and
       audit committees of the company.
       Resolutions in this regard

VIII   Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the annual report
       in regard to the acquisition of shares of
       the company in accordance with the terms of
       article 56 of the securities market law and
       determination or ratification of the
       maximum amount of funds that can be
       allocated to the acquisition of shares of
       the company for the 2013 fiscal year.
       Resolutions in this regard

IX     Designation of delegates to carry out and                 Mgmt          For                            For
       formalize the resolutions passed by the
       general meeting. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  704272183
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  MIX
    Meeting Date:  27-Feb-2013
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

A.I    Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report from the general
       director prepared in accordance with
       article 172 of the general mercantile
       companies law, accompanied by the opinion
       of the outside auditor, regarding the
       operations and results of the company for
       the fiscal year that ended on December 31,
       2012, as well as the opinion from the board
       of directors regarding the content of that
       report, presentation and, if deemed
       appropriate, approval of the report from
       the board of directors that is referred to
       in article 172, line b, of the general
       mercantile companies law in which are
       contained the main accounting and
       information policies and criteria followed
       in the preparation of the financial
       information of the company, presentation
       and, if deemed appropriate, approval of the
       financial statements of the CONTD

CONT   CONTD company to December 31, 2012, and                   Non-Voting
       allocation of the results from the fiscal
       year, presentation and, if deemed
       appropriate, approval of the report
       regarding the fulfillment of the tax
       obligations that are the responsibility of
       the company, presentation and, if deemed
       appropriate, approval of the annual report
       regarding the activities carried out by the
       audit and corporate practices committee.
       Resolutions in this regard

A.II   Presentation and, if deemed appropriate,                  Non-Voting
       approval of the proposal from the board of
       directors for the payment of a cash
       dividend, coming from the balance of the
       net fiscal profit account in the amount of
       MXN 1.32 per share, for each one of the
       common, nominative, class a and b shares,
       with no stated par value. This dividend
       will be paid in four installments of MXN
       0.33 per share, on April 4, July 4, October
       3 and December 5, 2013. Resolutions in this
       regard

A.III  Appointment and or ratification of the                    Non-Voting
       members of the board of directors, both
       full and alternate, as well as of the
       chairperson of the audit and corporate
       practices committee, classification
       regarding the independence of the members
       of the board of directors of the company,
       in accordance with that which is
       established in article 26 of the securities
       market law. Resolutions in this regard

A.IV   Compensation for the members of the board                 Non-Voting
       of directors and of the various committees,
       both full and alternate, as well as for the
       secretary of the company. Resolutions in
       this regard

A.V    Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report from the board of
       directors regarding the policies of the
       company in regard to the acquisition of its
       own shares and, if deemed appropriate,
       placement of the same, proposal, and if
       deemed appropriate, approval of the maximum
       amount of funds that can be allocated to
       the purchase of shares of the company for
       the 2013 fiscal year

E.VI   Proposal to cancel up to 29,678,520 common,               Non-Voting
       nominative, class i shares, with no stated
       par value, representative of the fixed part
       of the share capital, coming from the share
       repurchase program that are being held in
       the treasury of the company, of which
       15,521,820 are series a shares and
       14,156,700 are series b shares, proposal
       and, if deemed appropriate, approval of the
       amendment of article 5 of the corporate
       bylaws of the company, for the purpose of
       reflecting the corresponding decrease in
       the fixed part of the share capital.
       Resolutions in this regard

E.VII  Designation of delegates who will formalize               Non-Voting
       and carry out the resolutions passed by the
       annual and extraordinary general meeting of
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 MEGACABLE HLDGS SAB DE CV                                                                   Agenda Number:  704389849
--------------------------------------------------------------------------------------------------------------------------
        Security:  P652AE117
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2013
          Ticker:
            ISIN:  MX01ME090003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

1      To discuss, approve or amend the report                   Mgmt          Take No Action
       from the general director, in accordance
       with article 44, part xi, of the securities
       market law, resolutions in this regard

2      To take cognizance of the opinion of the                  Mgmt          Take No Action
       board of directors regarding the content of
       the report from the general director,
       resolutions in this regard

3      To discuss, approve or amend the report                   Mgmt          Take No Action
       from the board of directors in accordance
       with the terms of line b of article 172 of
       the general mercantile companies law,
       resolutions in this regard

4      Presentation, discussion and approval of                  Mgmt          Take No Action
       the financial statements of the company to
       March 31, 2013

5      Presentation, discussion and approval of                  Mgmt          Take No Action
       the payment of a dividend

6      To discuss, approve or amend the reports                  Mgmt          Take No Action
       from the chairpersons of the corporate
       practices committee and of the audit
       committee, resolutions in this regard

7      To discuss, approve or amend a proposal                   Mgmt          Take No Action
       regarding the allocation of profit,
       resolutions in this regard

8      Report, analysis and, if deemed                           Mgmt          Take No Action
       appropriate, approval regarding the
       transactions that have been conducted for
       the repurchase of common equity
       certificates of the company

9      To discuss, approve or amend a proposal                   Mgmt          Take No Action
       regarding the maximum amount of funds that
       can be allocated to the repurchase of
       shares, or of common equity certificates
       that have those shares as their underlying
       security, by the company, resolutions in
       this regard

10     To discuss, approve or amend a proposal                   Mgmt          Take No Action
       regarding the appointment or ratification
       of the members of the board of directors,
       the secretary and their alternates,
       resolutions in this regard

11     Classification of the independence of the                 Mgmt          Take No Action
       full and alternate members of the board of
       directors, resolutions in this regard

12     To discuss, approve or amend a proposal                   Mgmt          Take No Action
       regarding the appointment or ratification
       of the chairpersons of the audit committee
       and of the corporate practices committee,
       resolutions in this regard

13     To discuss, approve or amend a proposal                   Mgmt          Take No Action
       regarding the compensation of the members
       of the board of directors, the secretary
       and the members of the audit and corporate
       practices committees, resolutions in this
       regard

14     Designation of special delegates from the                 Mgmt          Take No Action
       general meeting for the execution and
       formalization of its resolutions




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  704042491
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  EGM
    Meeting Date:  18-Sep-2012
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval regarding the
       increase of the variable part of the share
       capital, through the issuance of
       unsubscribed shares for placement with the
       investing public through a primary public
       offering, in accordance with the terms of
       article 53 of the securities market law,
       subject to the authorization of the
       national banking and securities commission.
       Resolutions in this regard

II     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval regarding the primary
       public offering of shares of the Company

III    Designation of delegates who will carry out               Mgmt          Take No Action
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  704155159
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  22-Nov-2012
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal and acceptance, if deemed                        Mgmt          Take No Action
       appropriate, for the payment of a cash
       dividend in favor of the shareholders of
       the company, for up to the amount of MXN
       0.48 per share. Resolutions in this regard

II     Designation of delegates who will carry out               Mgmt          Take No Action
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  704407976
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2013
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director and, on                  Mgmt          For                            For
       the basis of this, that from the board of
       directors, for the purposes of article 28,
       part iv, line b, of the securities market
       law and of article 172 of the general
       mercantile companies law, regarding the
       operations and results from the fiscal year
       that ended on December 31, 2012, and the
       audited individual and consolidated
       financial statements of the company with
       its subsidiaries to that date, as well as
       the report that is referred to in part xx
       of article 86 of the income tax law

II     Presentation of the annual report from the                Mgmt          For                            For
       audit and corporate practices committee of
       the company

III    Proposal and resolution regarding the                     Mgmt          For                            For
       allocation of results for the fiscal year
       that ended on December 31, 2012

IV     Designation and or ratification of the                    Mgmt          For                            For
       members of the board of directors, both
       full and alternate, secretary and vice
       secretary, as well as of the members and
       secretary of the audit and corporate
       practices committee of the company

V      Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors, as well
       as for the persons who are members of the
       audit and corporate practices committee of
       the company

VI     Determination of the maximum amount of                    Mgmt          For                            For
       funds that can be allocated, during the
       2013 fiscal year, to the purchase of shares
       of the company

VII    Annual report from the board of directors                 Mgmt          For                            For
       regarding the adoption or amendment of the
       policies in regard to the acquisition of
       shares of the company and regarding the
       resolutions of that corporate body in
       relation to the purchase and or placement
       of shares of the company

VIII   Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval regarding the
       complete amendment of the corporate bylaws
       of the company

IX     Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE INFRAESTRUCTURA SAB DE CV                                          Agenda Number:  704277501
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  OGM
    Meeting Date:  08-Mar-2013
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report that is
       referred to in article 86, part xx, of the
       income tax law, regarding the fulfillment
       of the tax obligations of the company

II     Designation or, if deemed appropriate,                    Mgmt          For                            For
       ratification of the members of the board of
       directors, as well as of the chairpersons
       of the audit and corporate practices
       committees of the company. Resolutions in
       this regard

III    Determination of the compensation to be                   Mgmt          For                            For
       paid to the members of the board of
       directors for the fiscal year that will end
       on December 31, 2013. Resolutions in this
       regard

IV     Designation of special delegates who will                 Mgmt          For                            For
       formalize the resolutions that the general
       meeting passes




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE INFRAESTRUCTURA SAB DE CV                                          Agenda Number:  704434884
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2013
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the report from
       the board of directors in accordance with
       the terms of that which is referred to in
       article 28, part IV, of the securities
       market law. resolutions in this regard

II     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the audited
       financial statements of the company for the
       fiscal year that ended on December 31,
       2012. Resolutions in this regard

III    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the results
       obtained by the company during the fiscal
       year that ended on December 31, 2012.
       Resolutions in this regard

IV     Designation or, if deemed appropriate,                    Mgmt          Take No Action
       ratification of the members of the board of
       directors, as well as of the chairpersons
       of the audit and corporate practices
       committees of the company. Resolutions in
       this regard

V      Determination of the compensation to be                   Mgmt          Take No Action
       paid to the members of the board of
       directors for the fiscal year that will end
       on December 31, 2013. resolutions in this
       regard

VI     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the annual report
       in regard to the acquisition of shares of
       the company, as well as the determination
       of the maximum amount of funds that the
       company can allocate to the purchase of
       shares of the company, in accordance with
       the terms of article 56, part iv, of the
       securities market law. Resolutions in this
       regard

VII    Designation of special delegates who will                 Mgmt          Take No Action
       formalize the resolutions passed at the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS CONTROLADORA SAB DE CV                                                             Agenda Number:  704150678
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7921H122
    Meeting Type:  EGM
    Meeting Date:  26-Nov-2012
          Ticker:
            ISIN:  MX01QC000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Authorization to carry out, in respect to                 Mgmt          Take No Action
       certain holders who are fully identified,
       the exchange of the common equity
       certificates that represent shares of
       Qualitas Compania de Seguros, S.A.B. de
       C.V. of which they are owners, for common
       equity certificates that represent shares
       of Qualitas Controladora, S.A.B. de C.V.,
       including the instruction to the issuing
       trustee of those equity certificates to
       carry out the mentioned exchange, bearing
       in mind that it will be carried out over
       the counter by signing a voluntary
       agreement

II     Proposal and, if deemed appropriate,                      Mgmt          Take No Action
       approval to carry out the subscription and
       paying in of shares representative of the
       minimum, fixed share capital of the
       company, through the capitalization of the
       liability derived from the acquisition of
       common equity certificates and of the
       shares that they represent issued by
       Qualitas Controladora, S.A.B. de C.V., and
       the consequent increase of the share
       capital, in accordance with the terms of
       item I above

III    Certification of the amount of the exchange               Mgmt          Take No Action
       offer carried out by the company and
       certification of the amount of the same, of
       the amount of the share capital and of the
       shareholder equity of the company,
       certification of those amounts and, if
       deemed appropriate, the amendment of
       article 6 of the corporate bylaws

IV     Presentation of the report regarding the                  Mgmt          Take No Action
       determination of the average cost per share
       of the shares of Qualitas Compania de
       Seguros, S.A.B. de C.V. and the proven
       acquisition cost of the shares of the
       company, regarding certain shareholders to
       date, bearing in mind the carrying out of
       the exchange offer that was conducted

V      Appointment or ratification, if deemed                    Mgmt          Take No Action
       appropriate, of the members of the board of
       directors of the company

VI     Designation of special delegates who will                 Mgmt          Take No Action
       formalize and carry out the resolutions
       that are passed




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS CONTROLADORA SAB DE CV                                                             Agenda Number:  704206071
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7921H122
    Meeting Type:  SGM
    Meeting Date:  17-Dec-2012
          Ticker:
            ISIN:  MX01QC000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Authorization to carry out the amendment of               Mgmt          Take No Action
       section 4 of neutral investment irrevocable
       trust agreement number 80,646 of January
       18, 2012

II     Authorization for certain natural persons                 Mgmt          Take No Action
       who are owners of shares representative of
       the share capital of Qualitas Controladora,
       S.A.B. DE C.V. to join neutral investment
       irrevocable trust agreement number 80,646
       of January 18, 2012

III    Designation of delegates who will formalize               Mgmt          Take No Action
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS CONTROLADORA SAB DE CV                                                             Agenda Number:  704293745
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7921H122
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2013
          Ticker:
            ISIN:  MX01QC000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, modification or, if deemed                    Mgmt          For                            For
       appropriate, approval of the annual report
       that is referred to in the main part of
       article 172 of the general mercantile
       companies law, regarding the operations
       conducted by the company and its subsidiary
       companies during the fiscal year that ran
       from January 1 through December 31, 2012,
       after the recommendation from the audit
       committee

II     Discussion, modification or, if deemed                    Mgmt          For                            For
       appropriate, approval of the annual report
       regarding The operations conducted by the
       audit committee and by the corporate
       practices committee during the fiscal year
       that ran from January 1 to December 31,
       2012

III    Appointment or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members of the board of
       directors, officers and members of the
       intermediary management bodies of the
       company

IV     Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors and
       intermediary management bodies of the
       company

V      Proposal for the declaration and manner of                Mgmt          For                            For
       payment of a dividend to the shareholders
       of the company

VI     Creation and establishment of the fund for                Mgmt          For                            For
       the repurchase of shares of the company and
       determination of the amount of funds that
       can be allocated to the repurchase of
       shares of the company

VII    Designation of special delegates who will                 Mgmt          For                            For
       formalize and carry out the resolutions
       that are passed



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Mexico Equity and Income Fund, Inc.
By (Signature)       /s/ Maria Eugenia Pichardo
Name                 Maria Eugenia Pichardo
Title                President
Date                 08/06/2013